Financial risk management - Disclosure of Maturity Profile of Financial Liabilities Explanatory (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	€ 87.0	€ 45.5
Lease liabilities	62.3	36.7
Other financial liabilities	25.5	11.0
Trade payables	102.7	79.2
Convertible loan		81.3
Thereof related parties/shareholders		54.6
Inflow from Hedges	13.5	13.4
Outflow from Hedges	(13.8)	(13.8)
Total	277.1	253.4
Not Later Than One Year [Member]
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	1.3	10.5
Lease liabilities	11.0	8.1
Other financial liabilities	15.4	8.3
Trade payables	102.7	79.2
Convertible loan		5.3
Thereof related parties/shareholders		3.9
Inflow from Hedges	12.2	12.2
Outflow from Hedges	(12.5)	(12.5)
Total	130.0	111.0
Later Than One Year And Not Later Than Five Years[ Member]
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	85.7	35.1
Lease liabilities	33.2	20.1
Other financial liabilities	10.1	2.7
Trade payables	0.0	0.0
Convertible loan		76.0
Thereof related parties/shareholders		50.7
Inflow from Hedges	1.2	1.2
Outflow from Hedges	(1.3)	(1.3)
Total	128.9	133.8
Later Than Five Years [Member]
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	0.0	0.0
Lease liabilities	18.1	8.6
Other financial liabilities	0.0	0.0
Trade payables	0.0	0.0
Convertible loan		0.0
Thereof related parties/shareholders		0.0
Inflow from Hedges	0.0	0.0
Outflow from Hedges	0.0	0.0
Total	18.1	8.6
Carrying Amount [Member]
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	81.6	44.5
Lease liabilities	60.9	35.5
Other financial liabilities	25.5	11.0
Trade payables	102.7	79.2
Convertible loan		75.2
Thereof related parties/shareholders		50.6
Inflow from Hedges	(0.4)	0.8
Outflow from Hedges	0.0	0.0
Total	€ 270.3	€ 246.3